Summary of Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2017
Purchased software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets have weighted average useful lives	5 years 9 months 18 days
MVNO license [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets have weighted average useful lives	10 years
Capitalized software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets have weighted average useful lives	3 years
Internal-use software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets have weighted average useful lives	5 years